OTHER NON-CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OTHER NON-CURRENT ASSETS
Prepayment for purchase of office buildings		$ 16,148
Employee housing loan	3,797	4,903
Rental deposit	1,896	1,169
Restricted cash, non-current	322	313
Long-term deferred expense	49	101
Suppliers deposit	720
Total	6,784	22,634
Additional disclosures
New loans	$ 586	$ 5,141
Annual interest rate for the loans offered before July 1, 2012 (as a percent)		7.05%
Annual interest rate for the loans offered after July 1, 2012		6.55%